STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 88.7%
Capital Goods - 10.8%
AerCap Holdings NV	3,564	[a]	226,385
Armstrong World Industries, Inc.	3,936		289,139
Construction Partners, Inc., Cl. A	27,011	[a]	847,875
Curtiss-Wright Corp.	1,892		347,485
Energy Recovery, Inc.	7,895	[a]	220,665
Fluor Corp.	9,752	[a]	288,659
SiteOne Landscape Supply, Inc.	2,176	[a]	364,175
The AZEK Company, Inc.	7,852	[a]	237,837
			2,822,220
Commercial & Professional Services - 3.0%
CACI International, Inc., Cl. A	2,024	[a]	689,860
Li-Cycle Holdings Corp.	16,869	[a,b]	93,623
			783,483
Consumer Discretionary Distribution - 6.7%
Farfetch Ltd., Cl. A	46,721	[a]	282,195
Leslie's, Inc.	9,774	[a]	91,778
National Vision Holdings, Inc.	9,073	[a]	220,383
Ollie's Bargain Outlet Holdings, Inc.	12,360	[a]	716,015
RH	561	[a,b]	184,900
Warby Parker, Inc., Cl. A	22,758	[a,b]	266,041
			1,761,312
Consumer Durables & Apparel - 2.6%
Figs, Inc., Cl. A	19,862	[a]	164,259
Peloton Interactive, Inc., Cl. A	49,424	[a]	380,071
Topgolf Callaway Brands Corp.	7,123	[a]	141,392
			685,722
Consumer Services - 4.3%
European Wax Center, Inc., Cl. A	10,889	[a,b]	202,862
Genius Sports Ltd.	33,503	[a]	207,384
Planet Fitness, Inc., Cl. A	10,759	[a]	725,587
			1,135,833
Consumer Staples Distribution - 2.6%
Grocery Outlet Holding Corp.	22,231	[a]	680,491
Energy - 8.0%
Cactus, Inc., Cl. A	17,685		748,429
EQT Corp.	22,362		919,749
PBF Energy, Inc., Cl. A	10,062		411,938
			2,080,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Equity Real Estate Investment - .5%
Physicians Realty Trust	9,272	[c]	129,715
Financial Services - 1.6%
AvidXchange Holdings, Inc.	34,131	[a]	354,280
Flywire Corp.	1,061	[a]	32,933
MarketWise, Inc.	18,007		36,014
			423,227
Food, Beverage & Tobacco - 2.3%
Freshpet, Inc.	9,114	[a,b]	599,792
Health Care Equipment & Services - 11.2%
AtriCure, Inc.	5,915	[a]	291,964
Evolent Health, Inc., Cl. A	14,072	[a,b]	426,382
Health Catalyst, Inc.	10,047	[a]	125,588
Inspire Medical Systems, Inc.	955	[a]	310,031
iRhythm Technologies, Inc.	2,609	[a]	272,171
Outset Medical, Inc.	11,762	[a,b]	257,235
Privia Health Group, Inc.	22,593	[a]	589,903
R1 RCM, Inc.	12,682	[a,b]	233,983
TransMedics Group, Inc.	4,896	[a]	411,166
			2,918,423
Household & Personal Products - 2.6%
Inter Parfums, Inc.	4,935		667,360
Insurance - 1.6%
BRP Group, Inc., Cl. A	7,273	[a]	180,225
Palomar Holdings, Inc.	4,172	[a]	242,143
			422,368
Materials - 1.4%
Constellium SE	21,682	[a]	372,930
Media & Entertainment - 2.1%
Eventbrite, Inc., Cl. A	20,289	[a]	193,760
Manchester United PLC, Cl. A	14,313	[a,b]	348,951
			542,711
Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
10X Genomics, Inc., CI. A	2,954	[a]	164,951
Ascendis Pharma A/S, ADR	1,915	[a,b]	170,914
Beam Therapeutics, Inc.	2,588	[a,b]	82,635
Crinetics Pharmaceuticals, Inc.	11,559	[a]	208,293
Cytokinetics, Inc.	3,909	[a]	127,512
Denali Therapeutics, Inc.	7,209	[a]	212,738
ImmunoGen, Inc.	9,982	[a]	188,360
Insmed, Inc.	9,840	[a]	207,624
Karuna Therapeutics, Inc.	1,065	[a]	230,945
Keros Therapeutics, Inc.	1,026	[a]	41,225
MeiraGTx Holdings PLC	4,837	[a]	32,505
Pacific Biosciences of California, Inc.	10,798	[a]	143,613

Description	Shares		Value ($)
Common Stocks - 88.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 14.2% (continued)
Prothena Corp. PLC	2,565	[a]	175,138
PTC Therapeutics, Inc.	6,734	[a]	273,872
Sarepta Therapeutics, Inc.	5,262	[a]	602,604
Twist Bioscience Corp.	8,630	[a]	176,570
Ultragenyx Pharmaceutical, Inc.	2,336	[a]	107,760
Xenon Pharmaceuticals, Inc.	14,404	[a]	554,554
			3,701,813
Semiconductors & Semiconductor Equipment - 2.0%
Power Integrations, Inc.	4,887		462,652
SkyWater Technology, Inc.	6,718	[a]	63,284
			525,936
Software & Services - 7.7%
DoubleVerify Holdings, Inc.	8,208	[a]	319,455
Everbridge, Inc.	3,705	[a]	99,665
HubSpot, Inc.	1,658	[a]	882,205
JFrog Ltd.	8,707	[a]	241,184
nCino, Inc.	2,916	[a,b]	87,830
Twilio, Inc., Cl. A	6,201	[a]	394,508
			2,024,847
Technology Hardware & Equipment - 3.2%
Calix, Inc.	8,921	[a]	445,247
Lumentum Holdings, Inc.	4,284	[a]	243,031
nLight, Inc.	9,238	[a]	142,450
			830,728
Telecommunication Services - .3%
Bandwidth, Inc., Cl. A	5,123	[a]	70,083
Total Common Stocks (cost $20,974,231)			23,179,110

Private Equity - .7%
Diversified Financials - .2%
Fundbox	6,555	[a,d]	47,917
Food, Beverage & Tobacco - .2%
Supplying Demand, Inc.	5,116	[a,d]	48,653
Pharmaceuticals, Biotechnology & Life Sciences - .1%
Aspen Neuroscience	12,167	[a,d]	23,117
Real Estate - .1%
Roofstock	2,188	[a,d]	21,333
Software & Services - .1%
Locus Robotics	679	[a,d]	38,248
Total Private Equity (cost $270,950)			179,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 10.6%
Registered Investment Companies - 10.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,784,870)	5.17	2,784,870	[e]	2,784,870

Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $825,626)	5.17	825,626	[e]	825,626
Total Investments (cost $24,855,677)		103.2%		26,968,874
Liabilities, Less Cash and Receivables		(3.2%)		(824,305)
Net Assets		100.0%		26,144,569

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $2,316,388 and the value of the collateral was $2,354,843, consisting of cash collateral of $825,626 and U.S. Government & Agency securities valued at $1,529,217. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at June 30, 2023. These securities were valued at $179,268 or .7% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

June 30, 2023 (Unaudited)

The following is a summary of the inputs used as of June 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	23,179,110	-	-	23,179,110
Equity Securities - Private Equity	-	-	179,268	179,268
Investment Companies	3,610,496	-	-	3,610,496

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2023, accumulated net unrealized appreciation on investments was $2,113,197, consisting of $3,979,145 gross unrealized appreciation and $1,865,948 gross unrealized depreciation.

At June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.